Financial risk management - Schedule of Warrant Liabilities Increase or Decrease Share Price Other variables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Financial Risk Management [Line Items]
Percentage of increase and decrease in share price	10.00%	10.00%
Warrant liability	$ 8,912	$ 5,724	$ 4,647
Derivative financial liabilities	0	10,262
Ten percent of increase in share price, warrant liabilities	(1,274)	(767)
Ten percent of decrease in share rice, warrant liabilities	1,241	751
Ten percent of increase in share rice, derivative financial liabilities	0	873
Ten percent of decrease in share rice, derivative financial liabilities	$ 0	$ (925)
AUD | Interest rate risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%